Loans and Financing - Schedule of Loan Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loan Activity [Abstract]
Balance at beginning	R$ 5,289	R$ 1,807	R$ 8,300
Additions	3,931	5,462	4,000
Interest accrual	386	940	349
Principal payments	(6,624)	(2,034)	(10,101)
Interest payments	(95)	(886)	(741)
Balance at ending	R$ 2,887	R$ 5,289	R$ 1,807